SHARE-BASED COMPENSATION - Options Outstanding (Details) - Employee Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning Balance (in shares)	4,055,164	3,389,379	3,323,618
Exercised (in shares)	(1,094,406)	(56,668)
Granted (in shares)	1,242,961	844,561	199,061
Expired (in shares)	(209,389)	(72,178)	(93,250)
Forfeited (in shares)	(419,877)	(49,930)	(40,050)
Ending Balance (in shares)	3,574,453	4,055,164	3,389,379
Vested and expected to vest (in shares)	3,226,953
Exercisable (in shares)	1,366,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.2	$ 19.5	$ 20.4
Exercised (in dollars per share)	1.9	1.9
Granted (in dollars per share)	5.7	2.1	4.8
Expired (in dollars per share)	6.6	17.3	19.7
Forfeited (in dollars per share)	1.9	3.3	18.6
Ending Balance (in dollars per share)	3.3	$ 2.2	$ 19.5
Vested and expected to vest (in dollars per share)	3.1
Exercisable (in dollars per share)	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Term In Years	7 years 1 month 28 days
Vested and expected to vest - Weighted Average Remaining Contractual Term In Years	7 years 14 days
Exercisable - Weighted Average Remaining Contractual Term In Years	5 years 2 months 15 days
Outstanding - Aggregate Intrinsic Value	$ 2,061,717
Vested and expected to vest - Aggregate Intrinsic Value	1,931,667
Exercisable - Aggregate Intrinsic Value	$ 1,148,754